Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Inventories
The Group’s inventory balances as of 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Raw materials and supplies	102,158	53,566
Work in progress	124,330	81,243
Finished goods	1,383	—
Inventory reserves	(7,817)	(6,920)
Total Balance	220,054	127,889
The increase in inventory from 31 December 2024 to 31 December 2025 is due to the expansion of the commercial launch of certain of the Group’s biosimilar products.
The Group recognized $174.2 million, $118.0 million and $42.8 million within cost of goods sold during the years ended 31 December 2025, 2024 and 2023 respectively.
During the years ended 31 December 2025, 2024, and 2023, write-down of inventories amounted to $7.8 million, $6.9 million, and $10.4 million, respectively, due to product expiration and results from quality control inspections.
There were no reversals of inventory write-downs during the years ended 31 December 2025 and 31 December 2023. There was a reversal of inventory write-downs of $7.4 million during the year ended 31 December 2024.